BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)
Supplement dated December 6, 2024
to the Prospectus dated October 28, 2024, as supplemented
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective immediately, the Large Cap Growth Fund’s classification under the Investment Company Act of 1940, as amended, has changed from diversified to non‑diversified and the related fundamental investment policy was eliminated.
Accordingly, effective immediately, the Prospectus is hereby supplemented as follows:

1.	The following is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:
The Fund is a non‑diversified fund. A non‑diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.

2.	The following paragraph is hereby added to the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:

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Non‑Diversification Risk. The Fund is non‑diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3.
The “Sector Focus Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

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Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

4.
The following is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies – Bridge Builder Large Cap Growth Fund”:

The Fund is a non‑diversified fund. A non‑diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.

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5.
The following row is hereby inserted in the table summarizing the “Principal Risks of Investing in the Funds” under the section entitled “Additional Information Regarding Principal Risks of Investing in the Funds”:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Municipal High- Income Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/ Mid Cap Growth Fund	Small/ Mid Cap Value Fund	International Equity Fund

Non‑Diversification Risk					✔

6.
The following paragraph is hereby added to the sub‑section entitled “Principal Risks of Investing in the Funds” under the section entitled “Additional Information Regarding Principal Risks of Investing in the Funds”:

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Non‑Diversification Risk. The Large Cap Growth Fund is non‑diversified. As a non‑diversified fund, the Large Cap Growth Fund is permitted to invest a greater portion of its assets in a single issuer or small group of issuers than a diversified fund. Non‑diversified funds typically hold fewer securities than diversified funds. Consequently, the change in value of any one security may affect the overall value of a non‑diversified portfolio more than it would a diversified portfolio. As a result, the Large Cap Growth Fund is more susceptible to adverse developments affecting any single issuer held in its portfolio than a diversified fund and may be more susceptible to greater losses because of such developments. In addition, greater ownership of a smaller number of issuers may make the Large Cap Growth Fund more susceptible to economic, business, political or other factors affecting the issuers in which it invests.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated December 6, 2024

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective immediately, the Large Cap Growth Fund’s classification under the Investment Company Act of 1940, as amended, has changed from diversified to non-diversified and the related fundamental investment policy was eliminated.

Accordingly, effective immediately, the SAI is hereby supplemented as follows:

1.	The first paragraph under the section entitled “Investment Strategies, Policies, Securities and Investments, and Risks” is hereby deleted and replaced with the following two paragraphs:

Each Fund, with the exception of the Large Cap Growth Fund, is diversified, as that term is defined under the 1940 Act. This means that with respect to 75% of its total assets, each Fund, with the exception of the Large Cap Growth Fund, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

The Large Cap Growth Fund is “non-diversified,” as that term is defined under the 1940 Act, which means that it is permitted to invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund. “Non-diversified” funds typically hold fewer securities than “diversified” funds. Consequently, the change in value of any one security may affect the overall value of a “non-diversified” portfolio more than it would a “diversified” portfolio. A “non-diversified” fund is therefore more susceptible to adverse developments affecting any single issuer held in its portfolio than a “diversified” fund and may be more susceptible to greater losses because of such developments. In addition, greater ownership of a smaller number of issuers may make the Large Cap Growth Fund more susceptible to economic, business, political or other factors affecting the issuers in which it invests.

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2.	Item 6 of the sub-section entitled “Fundamental Policies” under the section entitled “Investment Restrictions” is hereby deleted and replaced with the following:

6.   Each Fund may purchase securities of an issuer, except if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Large Cap Growth Fund.

3.

The first numbered bullet of the sub-section entitled “Material Conflicts” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – Lazard Asset Management LLC” is hereby deleted and replaced with the following:

1.  Similar Accounts may have investment objectives, strategies and risks that differ from those of the Fund. In addition, the Fund is an open-end investment company and is subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the corresponding Similar Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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